December 31, 2006	• Pacific Select Separate Account of Pacific Life Insurance Company

Annual
Report

Pacific Select

PACIFIC SELECT SEPARATE ACCOUNT

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

	International	Equity	Small-Cap		Growth	Fasciano	Multi-
	Value	Index	Index	Equity	LT	Small Equity	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
International Value Portfolio	$1,400,319
Equity Index Portfolio		$1,311,095
Small-Cap Index Portfolio			$646,813
Equity Portfolio				$33,415
Growth LT Portfolio					$1,530,290
Fasciano Small Equity Portfolio						$69,122
Multi-Strategy Portfolio							$137,467

Total Assets	1,400,319	1,311,095	646,813	33,415	1,530,290	69,122	137,467

LIABILITIES
Payables:
Mortality and expense risk fees	768	730	360	15	854	38	76
Other	86	97	26	—	64	—	10

Total Liabilities	854	827	386	15	918	38	86

NET ASSETS	$1,399,465	$1,310,268	$646,427	$33,400	$1,529,372	$69,084	$137,381

Units Outstanding	42,595	28,935	45,828	3,628	38,478	6,010	3,042

Accumulation Unit Value	$32.86	$45.28	$14.11	$9.21	$39.75	$11.49	$45.16

Cost of Investments	$1,043,947	$1,045,113	$574,982	$32,874	$2,196,223	$62,433	$115,204

	Main Street®	Emerging	Managed	Inflation	Money	High
	Core	Markets	Bond	Managed	Market	Yield Bond
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Main Street Core Portfolio	$597,171
Emerging Markets Portfolio		$115,633
Managed Bond Portfolio			$790,334
Inflation Managed Portfolio				$125,298
Money Market Portfolio					$261,486
High Yield Bond Portfolio						$160,313

Total Assets	597,171	115,633	790,334	125,298	261,486	160,313

LIABILITIES
Payables:
Mortality and expense risk fees	330	62	443	71	145	89
Other	43	—	32	2	6	7

Total Liabilities	373	62	475	73	151	96

NET ASSETS	$596,798	$115,571	$789,859	$125,225	$261,335	$160,217

Units Outstanding	12,456	5,242	22,104	3,623	13,034	4,565

Accumulation Unit Value	$47.91	$22.05	$35.73	$34.57	$20.05	$35.09

Cost of Investments	$523,473	$87,647	$785,164	$135,785	$261,815	$160,249

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

	International	Equity	Small-Cap		Growth	Fasciano	Multi-
	Value	Index	Index	Equity	LT	Small Equity	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$20,291	$21,651	$9,355	$123	$9,006	$181	$3,457
EXPENSES
Mortality and expense risk fees	8,607	8,565	4,165	169	10,173	418	887

Net Investment Income (Loss)	11,684	13,086	5,190	(46)	(1,167)	(237)	2,570

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	562	(2,184)	4,244	1,945	(76,494)	629	940
Capital gain distributions	—	37,390	95,416	—	—	—	2,988

Realized Gain (Loss)	562	35,206	99,660	1,945	(76,494)	629	3,928

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	265,223	122,788	(11,822)	(1,569)	203,598	2,260	7,195

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$277,469	$171,080	$93,028	$330	$125,937	$2,652	$13,693

	Main Street	Emerging	Managed	Inflation	Money	High
	Core	Markets	Bond	Managed	Market	Yield Bond
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$7,105	$808	$31,291	$4,955	$12,737	$10,854
EXPENSES
Mortality and expense risk fees	3,752	725	5,413	862	1,967	1,026

Net Investment Income	3,353	83	25,878	4,093	10,770	9,828

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(1,184)	10,924	(1,023)	(137)	169	(15)
Capital gain distributions	—	18,231	—	3,753	—	—

Realized Gain (Loss)	(1,184)	29,155	(1,023)	3,616	169	(15)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	72,460	(9,081)	6,373	(7,772)	(97)	2,703

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,629	$20,157	$31,228	($63)	$10,842	$12,516

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	International Value		Equity Index		Small-Cap Index
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,684	$12,839	$13,086	$8,925	$5,190	($2,210)
Realized gain (loss)	562	(33,495)	35,206	(45,811)	99,660	40,262
Change in unrealized appreciation (depreciation) on investments	265,223	109,116	122,788	82,351	(11,822)	(30,271)

Net Increase in Net Assets Resulting from Operations	277,469	88,460	171,080	45,465	93,028	7,781

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	27,966	(1,279)	(22,274)	121,555	11,281	10,629
Transfers—policy charges and deductions	(10,089)	(11,340)	(6,714)	(7,851)	(6,718)	(9,530)
Transfers—surrenders	—	(178,165)	—	(134,122)	—	(320,761)
Transfers—other	142	(1,950)	(16,165)	(19,545)	18,519	7,131

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	18,019	(192,734)	(45,153)	(39,963)	23,082	(312,531)

NET INCREASE (DECREASE) IN NET ASSETS	295,488	(104,274)	125,927	5,502	116,110	(304,750)

NET ASSETS
Beginning of Year	1,103,977	1,208,251	1,184,341	1,178,839	530,317	835,067

End of Year	$1,399,465	$1,103,977	$1,310,268	$1,184,341	$646,427	$530,317

	Equity		Growth LT		Fasciano Small Equity
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($46)	($68)	($1,167)	($6,945)	($237)	($717)
Realized gain (loss)	1,945	30	(76,494)	(142,780)	629	9,879
Change in unrealized appreciation (depreciation) on investments	(1,569)	958	203,598	244,987	2,260	(10,078)

Net Increase (Decrease) in Net Assets Resulting from Operations	330	920	125,937	95,262	2,652	(916)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	16,371	—	(486)	7,534	21,693	11,025
Transfers—policy charges and deductions	(156)	(166)	(7,746)	(10,451)	(663)	(2,173)
Transfers—surrenders	—	—	—	(179,970)	—	(93,284)
Transfers—other	—	—	(28,113)	(30,626)	(30)	(1,858)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	16,215	(166)	(36,345)	(213,513)	21,000	(86,290)

NET INCREASE (DECREASE) IN NET ASSETS	16,545	754	89,592	(118,251)	23,652	(87,206)

NET ASSETS
Beginning of Year	16,855	16,101	1,439,780	1,558,031	45,432	132,638

End of Year	$33,400	$16,855	$1,529,372	$1,439,780	$69,084	$45,432

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Multi-Strategy		Main Street Core		Emerging Markets
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,570	($406)	$3,353	$645	$83	$269
Realized gain (loss)	3,928	22,667	(1,184)	(91,369)	29,155	5,853
Change in unrealized appreciation (depreciation) on investments	7,195	(14,359)	72,460	112,008	(9,081)	19,549

Net Increase in Net Assets Resulting from Operations	13,693	7,902	74,629	21,284	20,157	25,671

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	6,928	(1,065)	25,974	17,673	4,462	9,666
Transfers—policy charges and deductions	(1,518)	(8,170)	(4,994)	(8,414)	(1,034)	(708)
Transfers—surrenders	—	(386,614)	—	(330,815)	—	—
Transfers—other	598	(2,400)	12,174	(5,115)	(33)	27

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,008	(398,249)	33,154	(326,671)	3,395	8,985

NET INCREASE (DECREASE) IN NET ASSETS	19,701	(390,347)	107,783	(305,387)	23,552	34,656

NET ASSETS
Beginning of Year	117,680	508,027	489,015	794,402	92,019	57,363

End of Year	$137,381	$117,680	$596,798	$489,015	$115,571	$92,019

	Managed Bond		Inflation Managed		Money Market
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$25,878	$20,226	$4,093	$6,698	$10,770	$9,042
Realized gain (loss)	(1,023)	23,575	3,616	45,681	169	218
Change in unrealized appreciation (depreciation) on investments	6,373	(29,248)	(7,772)	(47,406)	(97)	22

Net Increase (Decrease) in Net Assets Resulting from Operations	31,228	14,553	(63)	4,973	10,842	9,282

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	16,517	—
Transfers between variable and fixed accounts, net	(5,509)	3,499	8,879	14,419	(106,999)	(121,560)
Transfers—policy charges and deductions	(5,091)	(5,117)	(1,222)	(5,800)	(3,224)	(5,447)
Transfers—surrenders	—	—	—	(270,426)	—	(51,484)
Transfers—other	(639)	(9,255)	(19)	255	5,327	54,738

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(11,239)	(10,873)	7,638	(261,552)	(88,379)	(123,753)

NET INCREASE (DECREASE) IN NET ASSETS	19,989	3,680	7,575	(256,579)	(77,537)	(114,471)

NET ASSETS
Beginning of Year	769,870	766,190	117,650	374,229	338,872	453,343

End of Year	$789,859	$769,870	$125,225	$117,650	$261,335	$338,872

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	High Yield Bond
	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2006	2005

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$9,828	$8,522
Realized gain (loss)	(15)	29
Change in unrealized appreciation (depreciation) on investments	2,703	(6,346)

Net Increase in Net Assets Resulting from Operations	12,516	2,205

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—
Transfers between variable and fixed accounts, net	12,966	3,425
Transfers—policy charges and deductions	(1,916)	(1,740)
Transfers—surrenders	—	—
Transfers—other	(20)	—

Net Increase in Net Assets Derived from Policy Transactions	11,030	1,685

NET INCREASE IN NET ASSETS	23,546	3,890

NET ASSETS
Beginning of Year	136,671	132,781

End of Year	$160,217	$136,671

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below.

				Ratios of	Ratios of
	AUV at	Number		Investment	Expenses
	End of	of	Total	Income	to Average
Variable Accounts	Year or	Units	Net	to Average	Net	Total
For the Year or Period Ended	Period	Outstanding	Assets	Net Assets (1)	Assets (1)	Returns (2)

International Value
2006	$32.86	42,595	$1,399,465	1.64%	0.70%	24.82%
2005	26.32	41,943	1,103,977	1.82%	0.70%	8.67%
2004	24.22	49,886	1,208,251	1.44%	0.70%	15.64%
2003	20.94	115,113	2,410,922	1.46%	0.70%	26.84%
2002	16.51	154,361	2,548,880	0.93%	0.70%	(14.53%)
Equity Index
2006	$45.28	28,935	$1,310,268	1.76%	0.70%	14.72%
2005	39.47	30,004	1,184,341	1.48%	0.70%	3.94%
2004	37.98	31,041	1,178,839	1.67%	0.70%	9.83%
2003	34.58	81,346	2,812,639	1.13%	0.70%	27.43%
2002	27.13	116,121	3,150,729	1.31%	0.70%	(22.92%)
Small-Cap Index
2006	$14.11	45,828	$646,427	1.57%	0.70%	16.98%
2005	12.06	43,979	530,317	0.37%	0.70%	3.65%
04/30/2004 - 12/31/2004	11.63	71,780	835,067	0.95%	0.70%	16.34%
Equity
2006	$9.21	3,628	$33,400	0.51%	0.70%	7.90%
2005	8.53	1,976	16,855	0.26%	0.70%	5.79%
2004	8.06	1,997	16,101	0.88%	0.70%	4.42%
2003	7.72	2,318	17,905	0.49%	0.70%	23.49%
2002	6.25	1,267	7,925	0.05%	0.70%	(27.24%)
Growth LT
2006	$39.75	38,478	$1,529,372	0.62%	0.70%	8.96%
2005	36.48	39,468	1,439,780	0.24%	0.70%	6.93%
2004	34.12	45,670	1,558,031	0.00%	0.70%	9.63%
2003	31.12	48,919	1,522,235	0.00%	0.70%	33.09%
2002	23.38	50,138	1,172,256	0.99%	0.70%	(29.51%)
Fasciano Small Equity (3)
2006	$11.49	6,010	$69,084	0.30%	0.70%	4.34%
2005	11.02	4,124	45,432	0.08%	0.70%	1.94%
2004	10.81	12,273	132,638	0.71%	0.70%	18.13%
2003	9.15	12,902	118,035	0.54%	0.70%	32.25%
2002	6.92	11,060	76,508	0.00%	0.70%	(25.66%)
Multi-Strategy
2006	$45.16	3,042	$137,381	2.72%	0.70%	10.91%
2005	40.72	2,890	117,680	0.61%	0.70%	3.05%
2004	39.52	12,856	508,027	1.62%	0.70%	9.05%
2003	36.24	16,759	607,281	1.60%	0.70%	22.45%
2002	29.59	17,915	530,174	1.65%	0.70%	(13.70%)

				Ratios of	Ratios of
	AUV at	Number		Investment	Expenses
	End of	of	Total	Income	to Average
Variable Accounts	Year or	Units	Net	to Average	Net	Total
For the Year or Period Ended	Period	Outstanding	Assets	Net Assets (1)	Assets (1)	Returns (2)

Main Street Core (3)
2006	$47.91	12,456	$596,798	1.32%	0.70%	14.38%
2005	41.89	11,674	489,015	0.80%	0.70%	5.25%
2004	39.80	19,961	794,402	1.10%	0.70%	8.78%
2003	36.59	34,982	1,279,816	0.96%	0.70%	26.10%
2002	29.01	39,252	1,138,848	0.61%	0.70%	(28.95%)
Emerging Markets
2006	$22.05	5,242	$115,571	0.78%	0.70%	23.54%
2005	17.85	5,156	92,019	1.08%	0.70%	40.52%
2004	12.70	4,517	57,363	1.94%	0.70%	33.70%
2003	9.50	5,070	48,164	1.19%	0.70%	67.44%
2002	5.67	3,733	21,174	0.67%	0.70%	(3.84%)
Managed Bond
2006	$35.73	22,104	$789,859	4.03%	0.70%	4.08%
2005	34.33	22,423	769,870	3.35%	0.70%	1.92%
2004	33.69	22,745	766,190	2.96%	0.70%	4.65%
2003	32.19	22,983	739,810	4.32%	0.70%	5.51%
2002	30.51	25,736	785,206	4.57%	0.70%	10.19%
Inflation Managed
2006	$34.57	3,623	$125,225	4.02%	0.70%	(0.18%)
2005	34.63	3,397	117,650	2.74%	0.70%	1.83%
2004	34.01	11,004	374,229	0.80%	0.70%	8.15%
2003	31.45	11,123	349,777	0.09%	0.70%	7.51%
2002	29.25	11,544	337,668	1.08%	0.70%	14.69%
Money Market
2006	$20.05	13,034	$261,335	4.52%	0.70%	3.96%
2005	19.29	17,571	338,872	2.70%	0.70%	2.11%
2004	18.89	24,002	453,343	0.92%	0.70%	0.31%
2003	18.83	36,917	695,144	0.81%	0.70%	0.09%
2002	18.81	49,721	935,453	1.41%	0.70%	0.71%
High Yield Bond
2006	$35.09	4,565	$160,217	7.38%	0.70%	8.67%
2005	32.30	4,232	136,671	7.12%	0.70%	1.66%
2004	31.77	4,180	132,781	6.39%	0.70%	8.48%
2003	29.28	142,607	4,175,986	7.24%	0.70%	19.49%
2002	24.51	228,243	5,593,606	8.71%	0.70%	(3.67%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges that are assessed against policyholder accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The ratios for investment income and expenses to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E charges assessed through the daily AUV calculation and these charges are assessed at an annual rate of 0.70% of the average daily net assets of each Variable Account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account; prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2006 is comprised of thirteen subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as follows:
International Value
Equity Index
Small-Cap Index
Equity
Growth LT
Fasciano Small Equity
Multi-Strategy
Main Street® Core
Emerging Markets
Managed Bond
Inflation Managed
Money Market
High Yield Bond
     Main Street is a registered trademark of OppenheimerFunds, Inc. Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, premium tax charges, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006, were as follows:

Variable Accounts	Purchases	Sales
International Value	$28,194	$18,561
Equity Index	7,844	61,424
Small-Cap Index	36,005	17,012
Equity	32,133	16,082
Growth LT	13,326	59,759
Fasciano Small Equity	23,951	3,356
Multi-Strategy	10,593	5,454
Main Street Core	39,866	10,374
Emerging Markets	28,146	25,463
Managed Bond	5,991	22,608
Inflation Managed	13,250	6,466
Money Market	21,788	112,183
High Yield Bond	12,929	2,906
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

	2006			2005
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
International Value	1,938	(1,286)	652	826	(8,769)	(7,943)
Equity Index	1,104	(2,173)	(1,069)	3,319	(4,356)	(1,037)
Small-Cap Index	4,091	(2,242)	1,849	4,865	(32,666)	(27,801)
Equity	6,231	(4,579)	1,652	—	(21)	(21)
Growth LT	575	(1,565)	(990)	446	(6,648)	(6,202)
Fasciano Small Equity (1)	2,322	(436)	1,886	1,791	(9,940)	(8,149)
Multi-Strategy	325	(173)	152	403	(10,369)	(9,966)
Main Street Core	938	(156)	782	536	(8,823)	(8,287)
Emerging Markets	2,608	(2,522)	86	1,321	(682)	639
Managed Bond	3,310	(3,629)	(319)	158	(480)	(322)
Inflation Managed	609	(383)	226	438	(8,045)	(7,607)
Money Market	2,642	(7,179)	(4,537)	11,448	(17,879)	(6,431)
High Yield Bond	539	(206)	333	107	(55)	52

(1)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Select Separate Account (the “Separate Account”) comprised of the International Value, Equity Index, Small-Cap Index, Equity, Growth LT, Fasciano Small Equity, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, and High Yield Bond Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2006, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account as of December 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 21, 2007

Annual Report
as of December 31, 2006

•	Pacific Select
Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company
Life Insurance Operations Center
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	15-21492-08